Income Taxes - Summary of Components of Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	¥ 517,869	¥ 502,230
Deferred tax liabilities	(1,659,433)	(2,219,638)
Net deferred tax assets and liabilities	(1,141,564)	(1,717,408)
Deferred tax assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,129,712	1,983,775
Deferred tax assets [Member] | Defined Benefit Plan [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	156,650	100,770
Deferred tax assets [Member] | Accrued expenses and liabilities for quality assurance [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	821,680	724,325
Deferred tax assets [Member] | Other accrued employees' compensation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	146,548	138,219
Deferred tax assets [Member] | Operating loss carryforwards for tax purposes [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	44,324	50,214
Deferred tax assets [Member] | Allowance for doubtful accounts and credit losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	115,209	103,860
Deferred tax assets [Member] | Property plant equipment and other assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	340,410	296,739
Deferred tax assets [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	504,892	569,648
Deferred tax liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(3,271,276)	(3,701,183)
Deferred tax liabilities [Member] | Changes in fair value of financial instruments measured in other comprehensive income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(727,581)	(1,015,448)
Deferred tax liabilities [Member] | Undistributed earnings of foreign subsidiaries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(63,179)	(42,365)
Deferred tax liabilities [Member] | Undistributed earnings of associates and joint ventures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,223,489)	(1,176,045)
Deferred tax liabilities [Member] | Basis difference of acquired assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(71,386)	(82,852)
Deferred tax liabilities [Member] | Capitalised development costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(181,775)	(189,496)
Deferred tax liabilities [Member] | Lease transactions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(860,487)	(897,291)
Deferred tax liabilities [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	¥ (143,379)	¥ (297,686)